October 25, 2000

                       SUPPLEMENT TO THE PROSPECTUSES FOR

FUND                                                          DATED
Pioneer II                                           January 28, 2000
Pioneer Mid-Cap Fund                                 January 28, 2000
Pioneer Strategic Income Fund                        January 28, 2000
Pioneer High Yield Fund                              February 25, 2000
Pioneer Europe Fund                                  February 28, 2000
Pioneer Indo-Asia Fund                               February 28, 2000
Pioneer Mid-Cap Value Fund                           February 28, 2000
Pioneer Equity-Income Fund                           February 28, 2000
Pioneer Small Company Fund                           February 28, 2000
Pioneer Limited Maturity Bond Fund                   March 29, 2000
Pioneer Emerging Markets Fund                        March 29, 2000
Pioneer International Growth Fund                    March 29, 2000
Pioneer Micro-Cap Fund                               March 29, 2000
Pioneer Science & Technology Fund                    March 31, 2000
Pioneer Fund                                         May 1, 2000
Pioneer Cash Reserves Fund                           May 1, 2000
Pioneer America Income Trust                         May 1, 2000
Pioneer Real Estate Shares                           May 1, 2000
Pioneer Growth Shares                                May 1, 2000
Pioneer Balanced Fund                                May 1, 2000
Pioneer Tax-Free Income Fund                         May 1, 2000
Pioneer World Equity Fund                            July 31, 2000
Pioneer Bond Fund                                    September 29, 2000
Pioneer Tax-Managed Fund                             November 18, 1999

The following supplements the information presented under the corresponding section of the prospectus. All references in the supplemented prospectus to The Pioneer Group, Inc. are changed to Pioneer Investment Management USA Inc.

MANAGEMENT

The next paragraph replaces the section entitled "Pioneer Group":

PIONEER GLOBAL ASSET MANAGEMENT
Pioneer is part of Pioneer Global Asset Management, the asset management subsidiary of UniCredito Italiano S.p.A., one of the largest banking groups in Italy. Pioneer Global Asset Management provides investment management and financial services to mutual funds, institutional and other clients. As of October 25, 2000, Pioneer Global Asset Management has over $100 billion in assets under management worldwide, including over $23 billion in assets under management by Pioneer.

INVESTMENT ADVISER
Pioneer's main office is at 60 State Street, Boston, Massachusetts 02109.


PROSPECTUSES FOR STRATEGIC INCOME, LIMITED MATURITY BOND, CASH RESERVES, TAX-FREE INCOME FUNDS AND AMERICA INCOME TRUST:

PORTFOLIO MANAGER
Sherman Russ intends to retire from Pioneer in December 2000. Kenneth Taubes remains the head of Pioneer's fixed income team.


PROSPECTUS FOR SCIENCE & TECHNOLOGY FUND:
Thomas Crowley is the fund's lead portfolio manager.


                                                                    9387-00-1000
                                             (C) Pioneer Funds Distributor, Inc.